Note 6 - Note Payable	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
6.	Note Payable

On
September
30,
2014,
we entered into a Loan and Security Agreement, as amended on
February
19,
2015,
May
14,
2015,
November
30,
2015
and
March
18,
2016
(collectively, the
“2014
Loan Agreement”), with Pacific Western Bank (as successor in interest by merger to Square
1
Bank) (the “Lender”), pursuant to which we received a term loan in the amount of
$5,000,000,
funded in
three
tranches. The
first
tranche of
$2,500,000
was provided to us on
October
1,
2014
and proceeds of
$500,000
from the
second
tranche were received on each of
February
19,
2015,
March
16,
2015
and
April
6,
2015
for aggregate proceeds of
$1,500,000.
  The terms of the loan required that the Company meet certain financial covenants and milestones in connection with the Company’s randomized, blinded and sham-controlled clinical trial in Europe and Canada (the “OUS Clinical Trial”), and on
July
15,
2015
we received the final
$1,000,000
of the term loan with a drawdown of funds from the
third
tranche.

In connection with the
2014
Loan Agreement, we entered into an Intellectual Property Security Agreement, dated
September
30,
2014,
pursuant to which a
first
priority security interest was created in all of our intellectual property, and we issued a
10
-year warrant to the Lender for the purchase of
58,962
shares of the Company’s common stock at an exercise price
$4.24
per share, and pursuant to the
first
amendment to the
2014
Loan Agreement in
February
2015,
such number of shares to automatically increase in the event the Company fails to meet certain covenants. In connection with the second
amendment to the
2014
Loan Agreement in
May
2015,
we issued a
second
10
-year warrant to the Lender to purchase a total of
3,125
shares of common stock at an exercise price of
$2.96
per share. These
two
warrants were exercised in
July
and
August
2016
(See Note
8).

On
June
20,
2016,
we entered into a Loan and Security Agreement (the
“2016
Loan Agreement”) with Western Alliance Bank (“WAB”), pursuant to which WAB agreed to loan us up to an aggregate of
$10,000,000
payable in
two
tranches of
$7,500,000
and
$2,500,000.
The funding conditions for both tranches were satisfied as of the closing date, and therefore, the aggregate principal amount of
$10,000,000
was provided to us on
June
20,
2016.
The proceeds received were used to repay the outstanding existing indebtedness under the
2014
Loan Agreement and the remaining balance will be used for working capital purposes and to fund general business requirements. The borrowings are repayable in interest only payments until
July
1,
2017
and then
30
monthly equal installments of principal and interest. The term loan bears interest on the outstanding obligations under the loan at a floating per annum rate equal to the greater of (i) the Index Rate (i.e., the
30
day U.S. LIBOR rate reported in the Wall Street Journal) plus
6.96%,
determined as of the last day of each month, and (ii)
7.40%.
The interest rate for the note payable with WAB was
7.59%
as of
December
31,
2016.

In connection with the
2016
Loan Agreement, we issued a
10
-year warrant to WAB to purchase a total of
100,402
shares of the Company’s common stock at an exercise price of
$4.98
per share (See Note
8).

All borrowings under the
2016
Loan Agreement are collateralized by substantially all of the Company’s assets, including intellectual property.

The Company is also required to meet certain financial and other covenants in connection with the
2016
Loan Agreement. These covenants include actual performance to plan revenue of not less than
80%
which is not required to be complied with if the Company maintains a ratio of unrestricted cash with WAB to indebtedness of at least
1.25
to
1.00.
 As of
December
31,

2016,
the Company was not in compliance with the covenants. The Company did not meet the performance to plan revenue covenant for the measuring periods ended
October
31,
2016
and
November
30,
2016
and the ratio of unrestricted cash with WAB to indebtedness ratio of
1.25
to
1.00.
On
January
13,
2017,
the Company received a waiver from WAB which amended the covenant requirements from the original
2016
Loan Agreement. As a result, the Company regained compliance with all covenants (See Note
13).

As of
December
31,

2016,
future minimum payments under the note payable are as follows (in thousands):

Year Ending December 31,
2017	$2,719
2018	4,463
2019	4,512
Total payments	11,694
Less: Amount representing interest	(1,694)
Present value of obligations	10,000
Less: Unamortized debt discount	(371)
9,629
Less: Note payable, noncurrent portion	7,762
Note payable, current portion	$1,867